Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income/(loss)	$ (16,607)	$ (5,739)	$ 5,310
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized loss on non-designated derivative instruments	615	5,154
Depreciation and amortization	76,173	76,140	73,588
Payment of drydocking costs	(11,523)	(5,796)	(268)
Amortization of share-based compensation	1,503	1,074	1,412
Amortization of deferred financing costs	4,618	2,292	3,217
Share of result of equity accounted joint venture	1,126	38
Call option premium on redemption of 9.00% unsecured bond			2,500
Prior year expenses recovered from insurance claim			(504)
Insurance claim receivable	(5,107)	(642)	(7)
Changes in operating assets and liabilities
Accounts receivable	(6,429)	(2,144)	(7,831)
Bunkers and lubricant oils	(856)	(781)	(1,074)
Accrued income, prepaid expenses and other current assets	(637)	2,629	(5,079)
Accounts payable, accrued interest, accrued expenses and other liabilities	7,554	7,664	4,654
Net cash provided by operating activities	49,700	77,517	75,921
Cash flows from investing activities
Additions to vessels and equipment	(2,910)	(648)	(1,940)
Investment in equity accounted joint venture	(89,324)	(42,500)
Payment for vessels under construction			(180,629)
Purchase of other property, plant and equipment	(357)	(182)	(1,726)
Receipt of shipyard penalty payments			280
Placement of short term investment			(25,000)
Release of short term investment			25,000
Insurance recoveries	2,182	1,003	990
Net cash used in investing activities	(90,409)	(42,327)	(183,025)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	162,000	21,900	395,170
Proceeds from refinancing of vessel to related parties	69,052
Issuance of senior secured bonds		71,697
Issuance of 7.75% senior unsecured bonds			100,000
Repayment of 9.00% senior unsecured bonds			(127,500)
Issuance costs of unsecured bond amendment	(1,308)
Issuance cost of refinancing of vessel	(156)
Direct financing cost of secured term loan and revolving credit facilities	(1,448)	(38)	(2,058)
Direct financing cost of terminal credit facility	(2,833)
Repayment of secured term loan facilities and revolving credit facilities	(189,001)	(118,352)	(251,852)
Repayment of refinancing of vessel to related parties	(846)
Net cash provided by/(used in) financing activities	35,324	(25,784)	111,941
Net increase/(decrease) in cash, cash equivalents and restricted cash	(5,385)	9,406	4,837
Cash, cash equivalents and restricted cash at beginning of period	71,515	62,109	57,272
Cash, cash equivalents and restricted cash at end of period	66,130	71,515	62,109
Supplemental Information
Total interest paid during the year, net of amounts capitalized	44,859	41,465	35,890
Total tax paid during the year	323	176	515
Senior Secured Bonds [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)	(969)	(2,360)
Cash flows from financing activities
Issuance cost	(136)	(991)
Other [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)	$ 239	$ (12)	3
2017 Senior Unsecured Bonds [Member]
Cash flows from financing activities
Issuance cost			$ (1,819)